Investments in affiliates (Operating affiliates - other details) (Details) (Operating Affiliates [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investment at cost	$ 187,100		$ 97,536
Carrying value	197,977		106,743	157,111
AlphaCat Re 2011 [Member]
Schedule of Equity Method Investments [Line Items]
Investment at cost	4,606		9,882
Voting ownership %	43.70%		43.70%
Equity ownership %	22.30%		22.30%
Carrying value	4,606		9,809	62,792
Summarized Financial Information of Investees [Abstract]
Total assets	20,469
Total liabilities	7,931
Total revenue	3
Net income	2,794
AlphaCat Re 2012 [Member]
Schedule of Equity Method Investments [Line Items]
Investment at cost	735		654
Voting ownership %	49.00%		49.00%
Equity ownership %	37.90%		37.90%
Carrying value	735		1,313	29,319
Summarized Financial Information of Investees [Abstract]
Total assets	3,098
Total liabilities	1,136
Total revenue	0
Net income	2,477
AlphaCat 2013 [Member]
Schedule of Equity Method Investments [Line Items]
Investment at cost	1,068		45,000
Voting ownership %	40.90%		40.90%
Equity ownership %	19.70%		19.70%
Carrying value	1,068		51,744	45,000
Summarized Financial Information of Investees [Abstract]
Total assets	5,490
Total liabilities	65
Total revenue	14,221
Net income	10,595
AlphaCat 2014 [Member]
Schedule of Equity Method Investments [Line Items]
Investment at cost	22,000		22,000
Voting ownership %	42.30%		42.30%
Equity ownership %	19.60%		19.60%
Carrying value	28,085		21,982	0
Summarized Financial Information of Investees [Abstract]
Total assets	193,702
Total liabilities	4,102
Total revenue	45,333
Net income	31,070
AlphaCat 2015 [Member]
Schedule of Equity Method Investments [Line Items]
Investment at cost	25,600
Voting ownership %	40.00%
Equity ownership %	20.00%
Carrying value	25,600		0
Summarized Financial Information of Investees [Abstract]
Total assets	142,843
Total liabilities	0
Total revenue	0
Net income	0
AlphaCat ILS Funds
Schedule of Equity Method Investments [Line Items]
Investment at cost	133,091		20,000
Equity ownership %			9.10%
Carrying value	137,883		21,895	20,000
Summarized Financial Information of Investees [Abstract]
Total assets	1,026,222	[1]
Total liabilities	175,376	[1]
Total revenue	65,320	[1]
Net income	54,421	[1]
BetaCat ILS Funds [Member]
Summarized Financial Information of Investees [Abstract]
Total assets	22,010
Total liabilities	61
Total revenue	32
Net income	$ (51)

[1]	AlphaCat ILS funds information includes all funds, including those where the Company is not the primary beneficiary.